Segmented Information	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segmented Information

23.	Segmented Information

Operations by reportable segment for the year ending December 31, 2024 are as follows:

	Year Ended December 31, 2024
	Wholesale Concentrates	Retail	Corporate & Other	Total
Net revenue	$24,586,764	$3,908,683	$-	$28,495,447
Cost of sales	17,544,172	2,011,107	-	19,555,279
Gross profit	7,042,592	1,897,576	-	8,940,168

Operating expenses
Advertising and promotion	176,777	236,856	27,233	440,866
Depreciation and amortization	1,731,522	117,032	52,265	1,900,819
Wages and salaries	2,041,058	847,036	2,990,555	5,878,649
Office and general expenses	1,706,632	541,955	734,900	2,983,487
Research and development expenses	18,739	-	244	18,983
Legal and professional fees	307,950	54,066	1,011,899	1,373,915
Insurance expenses	2,197	45,989	386,952	435,138
Excise and other taxes	55,450	-	-	55,450
Lease expenses	60,124	(17,000)	672,994	716,118
Loss on impairment of goodwill, intangible and long-lived assets	-	2,414,485	246,899	2,661,384
Other gains (losses)	-	(6,415)	7,812	1,397
Travel and business development	80,175	18,401	361,231	459,807
Total operating expenses	6,180,624	4,252,405	6,492,984	16,926,013

Loss from operations	861,968	(2,354,829)	(6,492,984)	(7,985,845)

Other expense
Interest expense	1,257,809	201,376	3,696,103	5,155,288
Loss (gain) on extinguishment of debt	-	-	2,935,029	2,935,029
Change in fair value of contingent consideration	-	-	(855,000)	(855,000)
Change in fair value derivative liability	12,727	-	6,100,758	6,113,485
Other expense (income)	(8,902)	-	(11,474)	(20,376)
Total other expense	1,261,634	201,376	11,865,416	13,328,426

Loss before provision for income taxes	(399,666)	(2,556,205)	(18,358,400)	(21,314,271)

Provision for income taxes	333	-	3,306,920	3,307,243
Net loss and comprehensive loss	(399,989)	(2,556,205)	(21,665,320)	(24,621,514)

Foreign currency translation	-	-	7,314	7,314
Net loss and comprehensive loss attributable to non-controlling interest	-	-	-	-
Net loss and comprehensive loss attributable to shareholders of Leef Brands, Inc.	$(399,989)	$(2,556,205)	$(21,672,634)	$(24,628,828)